Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	¥ 24,585	¥ 24,205
Interest cost on projected benefit obligation	5,545	6,764
Expected return on plan assets	(37,585)	(37,170)
Amortization of net actuarial loss	2,602	612
Amortization of prior service cost	(602)	(604)
Loss (gain) on settlements and curtailment	(2,347)	(3,901)
Net periodic benefit cost (income)	(7,802)	(10,094)
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	6,550	5,975
Interest cost on projected benefit obligation	8,667	7,407
Expected return on plan assets	(15,847)	(16,413)
Amortization of net actuarial loss	4,915	3,492
Amortization of prior service cost	(1,332)	(1,496)
Loss (gain) on settlements and curtailment	185
Net periodic benefit cost (income)	3,138	(1,035)
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	175	271
Interest cost on projected benefit obligation	575	515
Expected return on plan assets	(949)	(1,139)
Amortization of net actuarial loss	556	349
Amortization of prior service cost	(948)	(995)
Net periodic benefit cost (income)	¥ (591)	¥ (999)